REVENUE - Deferred revenue, total (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Deferred revenue, total	$ 567,699	$ 653,078	$ 254,068	$ 222,639
Less: Deferred revenue, current	(565,732)	(651,096)	(252,737)
Deferred revenue, non-current	1,967	1,982	1,331
Flights - Prepaid Blocks and jet cards
Disaggregation of Revenue [Line Items]
Deferred revenue, total	523,513	609,490	219,839
Memberships - annual dues
Disaggregation of Revenue [Line Items]
Deferred revenue, total	32,790	32,016	24,667
Memberships - initiation fees
Disaggregation of Revenue [Line Items]
Deferred revenue, total	4,024	3,870	2,715
Flights - credits
Disaggregation of Revenue [Line Items]
Deferred revenue, total	6,847	7,291	5,032
Other
Disaggregation of Revenue [Line Items]
Deferred revenue, total	$ 525	$ 411	$ 1,815